INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax asset:
Net operating loss carry forward	$ 15,300	$ 8,428
Valuation allowance	(15,300)	(8,428)
Net deferred income tax asset	$ 0	$ 0